Document and Entity Information	Jun. 22, 2020
Cover [Abstract]
Entity Registrant Name	JONES LANG LASALLE INC
Amendment Flag	false
Entity Central Index Key	0001037976
Document Type	8-K
Document Period End Date	Jun. 22, 2020
Entity Incorporation State Country Code	MD
Entity File Number	001-13145
Entity Tax Identification Number	36-4150422
Entity Address, Address Line One	200 East Randolph Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	782-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	JLL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false